Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 78,435	$ 55,641
Trade receivables, net	21,547	19,877
Other accounts receivables	5,546	5,965
Inventories	78,819	88,479
Total Current Assets	184,347	169,962
Non-Current Assets
Property, plant and equipment, net	36,245	28,224
Right-of-use assets	9,617	7,761
Intangible assets and other long-term assets	103,226	110,152
Goodwill	30,313	30,313
Contract asset	8,019	8,495
Deferred taxes	488
Total Non-Current Assets	187,908	184,945
Total Assets	372,255	354,907
Current Liabilities
Current maturities of lease liabilities	1,631	1,384
Current maturities of other long term liabilities	10,181	14,996
Trade payables	27,735	24,804
Other accounts payables	9,671	8,261
Deferred revenues	171	148
Total Current Liabilities	49,389	49,593
Non-Current Liabilities
Lease liabilities	9,431	7,438
Contingent consideration	20,646	18,855
Other long-term liabilities	32,816	34,379
Employee benefit liabilities, net	509	621
Total Non-Current Liabilities	63,402	61,293
Shareholder’s Equity
Ordinary shares	15,028	15,021
Additional paid in capital net	266,933	265,848
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	51	140
Capital reserve from share-based payments	6,316	6,427
Capital reserve from employee benefits	364	275
Accumulated deficit	(25,738)	(40,200)
Total Shareholder’s Equity	259,464	244,021
Total Liabilities and Shareholder’s Equity	$ 372,255	$ 354,907